BANK LOANS - Short-term bank loans - Narrative (Details)								6 Months Ended
	Dec. 26, 2025 CNY (¥) agreement	Nov. 12, 2025 CNY (¥) agreement	Jun. 18, 2025 CNY (¥)	Jun. 18, 2025 USD ($)	Jun. 06, 2025 CNY (¥)	Jun. 06, 2025 USD ($)	Jun. 03, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 06, 2025 USD ($)	Jun. 03, 2025 USD ($)
BANK LOANS
Proceeds from debt								¥ 4,000,000	$ 571,992	¥ 0
Interest expense on bank loan								¥ 155,224	$ 22,197	¥ 169,930
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Proceeds from debt					¥ 10,000,000	$ 1,429,981
Collateral value of debt					¥ 17,000,000						$ 2,400,000
China Construction Bank | Revolving loan facility
BANK LOANS
Term of debt							12 months
Face amount of debt							¥ 1,105,000					$ 158,013
Interest rate (as a percent)							3.65%					3.65%
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Proceeds from debt			¥ 476,000	$ 68,067
Term of debt			360 days	360 days	1 year	1 year
Interest rate (as a percent)			2.75%	2.75%
Bank of Nanjing
BANK LOANS
Term of debt	12 months	12 months
Interest rate (as a percent)	2.30%	2.30%
Working capital loan agreements | agreement	2	2
Maximum borrowing capacity | ¥	¥ 2,000,000	¥ 2,000,000